Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 59 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
SELECT CLASS SHARES
Return Before Taxes	18.14%	3.10%	3.27%
Return After Taxes on Distributions	17.63	2.43	2.52
Return After Taxes on Distributions and Sale of Fund Shares	12.11	2.32	2.43
CLASS A SHARES
Return Before Taxes	12.71	2.00	2.23
CLASS C SHARES
Return Before Taxes	16.30	2.34	2.51
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 59 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
CLASS R2 SHARES	17.80%	2.74%	2.92%
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Institutional Class Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 57 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	18.37%	3.26%	3.43%
Return After Taxes on Distributions	17.82	2.55	2.64
Return After Taxes on Distributions and Sale of Fund Shares	12.28	2.44	2.54
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 59 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
SELECT CLASS SHARES
Return Before Taxes	18.14%	3.10%	3.27%
Return After Taxes on Distributions	17.63	2.43	2.52
Return After Taxes on Distributions and Sale of Fund Shares	12.11	2.32	2.43
CLASS A SHARES
Return Before Taxes	12.71	2.00	2.23
CLASS C SHARES
Return Before Taxes	16.30	2.34	2.51
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund's Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.14%
Past 5 Years	rr_AverageAnnualReturnYear05	3.10%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.71%
Past 5 Years	rr_AverageAnnualReturnYear05	2.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.30%
Past 5 Years	rr_AverageAnnualReturnYear05	2.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.63%
Past 5 Years	rr_AverageAnnualReturnYear05	2.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.11%
Past 5 Years	rr_AverageAnnualReturnYear05	2.32%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | S&P TARGET DATE 2050 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.78%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.76%	[1]
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.43%
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.77%
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.25%
Past 5 Years	rr_AverageAnnualReturnYear05	0.37%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.74%
R2 Shares | JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 59 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
CLASS R2 SHARES	17.80%	2.74%	2.92%
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund's Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.
R2 Shares | JPMorgan SmartRetirement 2050 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.80%
Past 5 Years	rr_AverageAnnualReturnYear05	2.74%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
R2 Shares | JPMorgan SmartRetirement 2050 Fund | S&P TARGET DATE 2050 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.78%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.76%	[1]
R2 Shares | JPMorgan SmartRetirement 2050 Fund | S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.43%
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.77%
R2 Shares | JPMorgan SmartRetirement 2050 Fund | LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.25%
Past 5 Years	rr_AverageAnnualReturnYear05	0.37%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.74%
Institutional Shares | JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund

(Institutional Class Shares)

(a series of JPMorgan Trust I)

Supplement dated November 22, 2013

to the Prospectus dated November 1, 2013, as supplemented

CHANGE IN PRIMARY BENCHMARK. Effective immediately, the primary benchmark for the JPMorgan SmartRetirement® 2050 Fund will be the S&P Target Date 2050 Index (the "2050 Index"). The Fund is making this change to more closely align its primary benchmark to its target retirement date. The Fund previously used the S&P Target Date 2045 Index because the 2050 Index, which was established on May 31, 2011, did not exist when the Fund was launched and until earlier this year did not have performance history from the Fund's inception date. There will be no change in the Fund's investment strategies as a result of the benchmark change. The Fund's Prospectus is amended as specified below:

The following "The Fund's Past Performance" and "Average Annual Total Return" table replace the corresponding paragraphs and tables beginning on page 57 of the Prospectus in the "Risk/Return Summary" section.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 7/31/07)
INSTITUTIONAL CLASS SHARES
Return Before Taxes	18.37%	3.26%	3.43%
Return After Taxes on Distributions	17.82	2.55	2.64
Return After Taxes on Distributions and Sale of Fund Shares	12.28	2.44	2.54
S&P TARGET DATE 2050 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	15.78	1.46	1.76
S&P TARGET DATE 2045 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	15.43	1.46	1.77
LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	15.25	0.37	0.74

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund's Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2050 Index and the S&P Target Date 2045 Index, each a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.37%
Past 5 Years	rr_AverageAnnualReturnYear05	3.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.82%
Past 5 Years	rr_AverageAnnualReturnYear05	2.55%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.28%
Past 5 Years	rr_AverageAnnualReturnYear05	2.44%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | S&P TARGET DATE 2050 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.78%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.76%	[1]
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.43%
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.77%
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | LIPPER MIXED-ASSET TARGET 2050 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.25%
Past 5 Years	rr_AverageAnnualReturnYear05	0.37%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.74%

[1]	Effective November 22, 2013, the Fund's primary benchmark changed from the S&P Target Date 2045 Index to the S&P Target Date 2050 Index to more closely align the Fund's primary benchmark to its target retirement date.